Non-Cash Share-Based Compensation - Summary of Activity Related to RSUs (Details) - RSUs	3 Months Ended
Mar. 31, 2023 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance | shares	445,590
Number of RSUs, Granted | shares	1,113,129
Number of RSUs, Vested and settled | shares	(86,389)
Number of Shares, Forfeited | shares	(83,332)
Number of Shares, Unvested balance | shares	1,388,998
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 0.98
Weighted Average Grant Date Fair Value, Granted | $ / shares	0.58
Weighted Average Grant Date Fair Value, Vested and settled | $ / shares	1.07
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	1.07
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 0.66